Financial Instruments (Details 4) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Other current financial assets	$ 210	$ 18,779
Other long-term financial assets	57,730	55,755
Other current financial liabilities	38,281	26,386
Other long-term financial liabilities	42,511	54,521
Total	24,905	46,795
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities		26,386
Other long-term financial liabilities		54,521
Level 2 [Member] | Interest rate floor [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets
Other long-term financial assets
Other current financial liabilities		(6)
Other long-term financial liabilities		(5,627)
Total		(5,633)
Level 2 [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets		18,632
Other long-term financial assets		16,650
Other current financial liabilities	(3,206)
Other long-term financial liabilities	(4,710)
Total	(7,916)	35,282
Level 2 [Member] | Prepayment option [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets
Other long-term financial assets	32,821	17,146
Other current financial liabilities
Other long-term financial liabilities
Total	$ 32,821	$ 17,146